Hybrid Financial Instruments: Convertible Debentures with Embedded Derivatives	6 Months Ended
Jun. 30, 2024
Hybrid Financial Instruments: Convertible Debentures with Embedded Derivatives [Abstract]
Hybrid Financial Instruments: Convertible debentures with embedded derivatives

19. Hybrid Financial Instruments: Convertible debentures with embedded derivatives

On March 27, 2024, Lifezone completed a $50.0 million non-brokered private placement of unsecured convertible debentures. These unsecured convertible debentures have been issued to a consortium of marquee mining investors, led by Harry Lundin (Bromma Asset Management Inc.) and Rick Rule. Proceeds of the unsecured convertible debentures will be used to advance the Kabanga Nickel Project and for general corporate and administrative purposes.

The unsecured convertible debentures bear interest over a 48-month term, payable quarterly, at a rate of the Secured Overnight Financing Rate (“SOFR”) plus 4.0% per annum, subject to a SOFR floor of 3.0%. The unsecured convertible debentures can be redeemed early by Lifezone, subject to the achievement of certain conditions, at a price of 105% plus interest otherwise payable to the maturity date March 27, 2028. Interest is payable quarterly via initial cash, then a mix of shares and a payment-in-kind accrual of the outstanding principal amount during the first two years and all in cash during the last two years.

Interest is payable in cash until Lifezone has a Form F-3 registration statement declared effective by the US Securities and Exchange Commission. The Form F-3 was declared effective on August 16, 2024. Following the effectiveness of the Form F-3, one third of the applicable interest payment will be made by the issue of the equivalent value in shares (the “Interest Shares”) at a price per Interest Share equal to a 7.5% discount to the VWAP for the five trading days preceding the quarterly interest payment date. In the event that the VWAP for the five trading days preceding the applicable calculation date is $4.00 or below, Lifezone shall satisfy its obligation to pay interest on the unsecured convertible debentures in cash. The remaining two thirds of the applicable interest payment is a payment-in-kind accrual of the outstanding principal amount. Upon the second anniversary of the unsecured convertible debentures, all outstanding accrued interest is to be repaid in cash to the holders. Lifezone paid interest for the first time at the end of June 2024 for the period March 27, 2024, to June 30, 2024, amounting to $1,203,515.

The unsecured convertible debentures are convertible into common shares of Lifezone at the option of the holder at a price of $8.00 per share and are subject to customary adjustments (the “Conversion Right”). The conversion price was determined on the closing date based on the lesser of a 30% premium to a trailing period VWAP and $8.00 per share. Mandatory conversion might occur if Lifezone’s share price is greater than 50% above the conversion price for any 15 trading days within a 30 consecutive trading days period.

The unsecured convertible debentures were determined to be a hybrid financial liability, comprising a host debt instrument and two embedded derivatives, the Conversion Right and the Interest Shares, with both having economic characteristics and risks different to the host debt instrument. In other words, they are not closely related to the non-derivative host debt instrument given their value changes with the value of Lifezone shares, while the host liability changes in relationship to a reference borrowing index (in this case SOFR).

The host debt instrument is classified and measured at amortized cost, while the embedded derivatives are accounted for separately at fair value through profit or loss.

On initial recognition, the Company used the residual value method to allocate the principal amount of the debentures between the two components: host debt instrument and embedded derivatives. The fair value of the embedded derivative liability was valued first, followed by the residual amount assigned to the host debt instrument.

Transaction costs are required to be apportioned between the host debt instrument and the embedded derivatives in proportion to their value, with the share of transaction costs linked to the host debt instrument subtracted from the carrying amount at initial recognition. Transaction costs comprised an issuance discount of $750,000 equal to 1.5% of the aggregate principal amount of the unsecured convertible debentures and $352,348 of legal costs paid by Lifezone. As the unsecured convertible debentures were unbrokered, no success fees were payable. 49.6% of the total transaction costs related to the embedded derivatives were expensed on recognition to the statement of comprehensive loss. The remaining transaction costs relating to the host debt instrument are included in the carrying amount of the liability component and are amortized over the life of the convertible debentures using the effective interest method.

The fair value of the Conversion Right was estimated using the Finite Difference Method and the Share Interest feature was estimated using the Monte Carlo Simulations.

Key Inputs

Valuation Date	March 27, 2024
Maturity Date	March 27, 2028, term of 4 years
Risk-free Rate	Zero coupon curve based on United States Dollar Swap rates as of March 27, 2024
Share Price	$7.75, based on Lifezone’s March 27, 2024, closing share price on the NYSE
Equity Volatility	65%, selected based on review of the volatility (rounded) of a group of peer companies
Dividend Yield	Assumed at 0% as Management does not expect dividends to be distributed during the term of the Debenture
Interest Rate	Forward SOFR + 4.0%, subject to a SOFR floor of 3.0%, 30/360 basis
Conversion Price	$8.00
Conversion Cap	$12.00
Credit Spread	19.0% based on an estimated market-based unsecured rate for the Company and consideration of calibrating the FV of the Debentures to 98.5% of par

At initial recognition, the $50.0 million was bifurcated into its host debt instrument and the two embedded derivative liability components. The embedded derivative liability component was assessed to be $25.2 million, with the large majority of the value linked to the Conversion Right. The remaining $24.8 million are thus ascribed to the host debt instrument, before adjustment for transaction costs. During the life of the convertible debenture, it can be expected that the volatility of the Lifezone stock leads to changes in the value of combined derivative liability, potentially resulting in a significantly higher and more volatile expense pattern in profit or loss. Both components are recorded as a liability with the debt host portion recorded on an amortized cost basis using an effective interest rate of 31.6%.

The high value of the combined embedded derivative liability and the resulting high effective interest rate are driven by, among other factors, the share price trading close to the conversion price at inception, an assumed volatility of 65% and a long (4-year) term.

The effective interest rate is the rate that exactly discounts the estimated future cash flows (interest and principal payments) over the 4-year term of the financial instrument to the net carrying amount of the financial liability. The amortization of the host debt instrument is included in finance costs in the statement of profit and loss and other comprehensive income.

The conversion feature may be exercised by the holder at any time, meaning that the Company does not have the right to defer settlement of the liability, including any unpaid interest, for more than twelve months from the date of this report. Consequently, all liability elements of the unsecured convertible debentures are classified as current, irrespective of how many years are left until maturity of the instrument.

On June 30, 2024, the embedded derivative liability component was reassessed to be $25.5 million, with the large majority of the value linked to the Conversion Right. The increase of $356,000 is largely due to market credit spreads increasing, resulting in a more likely occurrence for a conversion to occur reflected in the higher conversion value. The resulting $356,000 fair value increase has been recognized as a charge to the profit or loss.

Debenture host debt instrument	$

At January 1, 2024	-
Additions	(24,807,000)
OID and Transaction issuance cost	546,919
Interest	(564,862)
Accretion of issuance cost	(35,563)
At June 30, 2024	(24,860,506)

Embedded derivatives	$

At January 1, 2024	-
Additions	(25,193,000)
Fair value reassessment	(356,000)
At June 30, 2024	(25,549,000)
Total Convertible debentures with embedded derivatives	(50,409,506)